Other Non-Operating Income, Net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024	Sep. 21, 2025
Other Non-Operating Income, Net [Abstract]
Fair value of derivative liabilities	$ 7.5	$ 3.7	$ 3.5	$ 0.3
Related party income		0.1
Related party income					$ 15.4
Related Party [Member]
Other Non-Operating Income, Net [Abstract]
Related party income		$ 0.1	0.1	0.1
Related party income				$ 3.0
Non-cash income			$ 0.1